OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Defined benefit plans	$ 154.6	$ 311.4
Decommissioning obligation	59.0	19.3
Other	57.9	62.0
Total other liabilities	$ 271.5	$ 392.7